Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
2/28/21 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
G.O. Bonds — General Obligation Bonds
OTC — Over-the-counter
NATL — National Public Finance Guarantee Corporation
SGI — Syncora Guarantee, Incorporated
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.03% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (95.4%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/32	A+/F	$1,000,000	$1,248,400
5.00%, 10/1/31	A+/F	1,500,000	1,881,360

			3,129,760
Guam (1.6%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	1,100,000	1,198,285
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,500,000	1,807,485
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/35	A	400,000	471,308
5.00%, 7/1/34	A	200,000	236,248
5.00%, 7/1/30	A	465,000	557,777
5.00%, 7/1/29	A	400,000	481,852
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	208,306

			4,961,261
Illinois (1.0%)
IL State G.O. Bonds
5.50%, 7/1/38	Baa3	1,325,000	1,413,113
Ser. B, 5.00%, 10/1/32	Baa3	1,300,000	1,515,007

			2,928,120
Indiana (1.6%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	4,000,000	4,879,480

			4,879,480
Louisiana (0.4%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 5.00%, 7/1/33	A+/F	1,000,000	1,230,450

			1,230,450
Massachusetts (87.9%)
Berkshire Wind Pwr. Cooperative Corp. Rev. Bonds, (Berkshire Wind (Green Bonds)), Ser. 2, 5.00%, 7/1/29	A	1,000,000	1,229,860
Greater Attleboro-Taunton, Regl. Transit Auth. Rev. Bonds, 1.25%, 8/20/21	AA/P	6,950,000	6,981,623
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/54	BB-/P	1,620,000	1,746,797
MA Bay Trans. Auth. Rev. Bonds, Ser. A, 4.00%, 7/1/37	AAA	5,000,000	5,173,650
MA Bay Trans. Auth. Sales Tax Rev. Bonds
5.00%, 7/1/45	AA	2,000,000	2,444,940
Ser. A-2, 5.00%, 7/1/44	AA	2,400,000	2,886,360
Ser. A-2, 5.00%, 7/1/43	AA	4,960,000	5,977,048
MA State G.O. Bonds
Ser. E, 5.00%, 11/1/50	Aa1	6,000,000	7,570,920
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,119,030
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,670,470
Ser. A, 5.00%, 1/1/35	Aa1	1,285,000	1,597,011
Ser. E, 4.00%, 4/1/46	Aa1	3,000,000	3,287,760
4.00%, 5/1/35	Aa1	3,000,000	3,190,770
MA State Clean Wtr. Trust Rev. Bonds, 5.00%, 8/1/22	Aaa	2,500,000	2,670,450
MA State College Bldg. Auth. Rev. Bonds
(Green Bond), 5.00%, 5/1/39 (Prerefunded 5/1/24)	Aa2	1,500,000	1,718,760
Ser. A, 5.00%, 5/1/36 (Prerefunded 5/1/22)	Aa2	2,120,000	2,240,034
Ser. A, 5.00%, 5/1/36 (Prerefunded 5/1/22)	AAA/P	730,000	770,887
MA State Dept. Trans. Metro. Hwy. Syst. Mandatory Put Bonds (1/1/23), Ser. A, 5.00%, 1/1/39	Aa2	2,500,000	2,711,925
MA State Dept. Trans. Metro. Hwy. Syst. Rev. Bonds, Ser. A
5.00%, 1/1/37	A+	1,000,000	1,235,650
5.00%, 1/1/35	A+	2,000,000	2,492,480
5.00%, 1/1/34	A+	2,000,000	2,498,900
5.00%, 1/1/23	A+	2,000,000	2,164,940
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	150,000	161,490
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	150,000	169,578
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	7,582,200
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	BB+	500,000	532,490
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	Baa1	1,100,000	1,464,859
(Orchard Cove, Inc.), 5.00%, 10/1/49	BBB+/F	700,000	784,147
(Wellforce Oblig. Group), Ser. A, 5.00%, 7/1/44	BBB+	500,000	593,510
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A2	2,500,000	2,689,950
(Carleton-Willard Homes, Inc.), 5.00%, 12/1/42	A-	525,000	592,704
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,381,200
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,242,780
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,454,813
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,845,488
(Orchard Cove, Inc.), 5.00%, 10/1/39	BBB+/F	250,000	282,375
(Atrius Hlth. Oblig. Group), Ser. A, 5.00%, 6/1/39	BBB	2,500,000	3,004,375
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A2	1,000,000	1,082,310
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa2	500,000	569,055
(Suffolk U.), 5.00%, 7/1/38	Baa2	340,000	411,913
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,158,560
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	750,204
(Caregroup), Ser. I, 5.00%, 7/1/37	A	500,000	585,790
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,260,179
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB+	1,630,000	1,730,930
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	516,686
(Suffolk U.), 5.00%, 7/1/37	Baa2	605,000	735,535
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,209,040
(Fisher College), 5.00%, 4/1/37	BBB+	835,000	962,947
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,312,542
(Brandeis U.), Ser. S-1, 5.00%, 10/1/36	A1	765,000	935,970
(Caregroup), Ser. I, 5.00%, 7/1/36	A	935,000	1,097,886
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	706,158
(Suffolk U.), 5.00%, 7/1/36	Baa2	450,000	548,897
Ser. O, 5.00%, 12/1/35	A1	385,000	481,466
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/35	A	500,000	622,855
(Suffolk U.), 5.00%, 7/1/35	Baa2	470,000	575,304
Ser. O, 5.00%, 12/1/34	A1	425,000	533,294
(Brandeis U.), Ser. S-1, 5.00%, 10/1/34	A1	1,745,000	2,151,707
(Emmanuel College), Ser. A, 5.00%, 10/1/34	Baa2	1,075,000	1,242,775
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,106,430
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/34	A	1,000,000	1,249,230
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	797,965
(Suffolk U.), 5.00%, 7/1/34	Baa2	550,000	675,131
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/34	AA-	1,000,000	1,229,770
Ser. O, 5.00%, 12/1/33	A1	150,000	188,778
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/33	A	665,000	833,644
(Suffolk U.), 5.00%, 7/1/33	Baa2	800,000	986,112
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/33	AA-	900,000	1,110,348
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	817,493
(CareGroup Oblig. Group), Ser. J2, 5.00%, 7/1/32	A	2,765,000	3,410,655
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	347,826
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	BBB+	1,600,000	1,854,688
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/32	AA-	660,000	819,859
Ser. O, 5.00%, 12/1/31	A1	250,000	317,438
(Northeastern U.), 5.00%, 10/1/31	A1	500,000	533,625
(Berkshire Retirement Cmnty. of Lenox), 5.00%, 7/1/31	A+/F	1,000,000	1,142,030
(UMass Memorial Hlth. Care Oblig. Group), Ser. L, 5.00%, 7/1/31	BBB+	1,345,000	1,606,508
(Broad Institute, Inc. (The)), 5.00%, 4/1/31	Aa3	1,420,000	1,748,844
(Lesley U.), 5.00%, 7/1/30	A-	1,000,000	1,163,380
(Dexter Southfield), 5.00%, 5/1/27	BBB+	500,000	578,265
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	858,259
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/25	AA	650,000	715,637
(Babson College), Ser. A, 5.00%, 10/1/24	A2	250,000	287,553
(Babson College), Ser. A, 5.00%, 10/1/23	A2	300,000	333,597
Ser. A-2, 5.00%, 7/1/21	Aa3	4,735,000	4,809,576
(Southcoast Hlth. Syst. Oblig. Group), Ser. G, 4.00%, 7/1/46	Baa1	850,000	971,372
(Williams College), Ser. S, 4.00%, 7/1/46	Aa1	4,550,000	5,057,416
(Wellforce Obligated Group), Ser. C, AGM, 4.00%, 10/1/45	AA	4,705,000	5,313,027
(Suffolk U.), Ser. A, 4.00%, 7/1/45	Baa2	1,700,000	1,877,837
(Worcester Polytechnic Inst.), 4.00%, 9/1/44	A2	3,250,000	3,627,455
(Carleton-Willard Homes, Inc.), 4.00%, 12/1/42	A-	485,000	515,376
(Partners Healthcare Syst., Inc.), Ser. S-1, 4.00%, 7/1/36	Aa3	2,500,000	2,893,900
(Partners Healthcare Syst., Inc.), Ser. S, 4.00%, 7/1/35	Aa3	1,025,000	1,187,944
(Wellesley College), Ser. L, 4.00%, 7/1/34	Aa1	860,000	997,772
(Partners Hlth. Care Syst., Inc.), Ser. K-2, 0.02%, 7/1/46	VMIG 1	2,300,000	2,300,000
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	401,693	68,268
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,752,600
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,803,200
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 0.01%, 10/1/42	VMIG 1	4,685,000	4,685,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), 5.00%, 7/15/46	BB+	1,000,000	1,131,770
(Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	BB/F	2,100,000	2,287,950
(NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,097,900
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.01%, 10/1/42	VMIG 1	4,450,000	4,450,000
MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.70%, 1/1/31	AA	255,000	258,305
Ser. J, 5.625%, 7/1/28	AA	280,000	284,320
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	3,108,435
5.00%, 1/1/24	AA	500,000	560,805
(Ed. Loan - Issue 1), 4.375%, 1/1/32	AA	125,000	130,381
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.)
Ser. T-1, 5.00%, 10/1/30	A1	1,000,000	1,063,000
Ser. T-2, 5.00%, 10/1/30	A1	2,000,000	2,126,000
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 5.10%, 12/1/30	Aa2	895,000	896,772
Ser. 171, 4.00%, 12/1/44	Aa1	155,000	160,819
Ser. SF-169, 4.00%, 12/1/44	Aa1	270,000	279,580
Ser. 160, 3.75%, 6/1/34	Aa1	20,000	20,270
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	505,000	532,992
Ser. A, 3.50%, 12/1/31	Aa2	2,000,000	2,051,840
Ser. C-1, 3.30%, 12/1/59	Aa2	7,625,000	7,949,517
Ser. A, 3.25%, 12/1/27	Aa2	1,870,000	1,929,466
MA State Port Auth. Rev. Bonds
Ser. A, 5.00%, 7/1/47	Aa2	3,000,000	3,546,030
Ser. A, 5.00%, 7/1/42	Aa2	1,275,000	1,513,718
Ser. A, 5.00%, 7/1/40	Aa2	2,500,000	3,069,550
Ser. A, 5.00%, 7/1/35	Aa2	1,500,000	1,788,405
Ser. A, 5.00%, 7/1/33	Aa2	775,000	901,782
Ser. A, 5.00%, 7/1/32	Aa2	755,000	880,579
Ser. C, 5.00%, 7/1/30	Aa2	2,500,000	3,188,650
MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5.125%, 7/1/41 (Prerefunded 7/1/21)	BBB+	1,765,000	1,793,593
(Bosfuel Corp.), Ser. A, 5.00%, 7/1/28	A1	210,000	262,752
(Bosfuel Corp.), Ser. A, 5.00%, 7/1/26	A1	115,000	138,647
(Bosfuel Corp.), Ser. A, 4.00%, 7/1/44	A1	3,500,000	3,859,625
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A
5.00%, 8/15/50	AA+	2,645,000	3,342,248
5.00%, 2/15/44	AA	1,035,000	1,272,243
5.00%, 11/15/42	AA+	2,000,000	2,340,160
5.00%, 8/15/26 (Prerefunded 8/15/22)	AA+	4,645,000	4,973,216
5.00%, 8/15/26 (Prerefunded 8/15/22)	AAA/P	355,000	379,545
MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 5/15/43 (Prerefunded 5/15/23)	AA+	915,000	1,010,837
MA State Tpk. Auth. Rev. Bonds, Ser. A, NATL
zero %, 1/1/29	A+	1,000,000	886,570
zero %, 1/1/28	A+	1,320,000	1,202,282
MA State Trans. Fund Rev. Bonds, (Rail Enhancement & Accelerated Bridge Program)
Ser. A, 5.00%, 6/1/49	Aa1	6,025,000	7,402,134
5.00%, 6/1/48	Aa1	2,095,000	2,550,537
Ser. A, 5.00%, 6/1/38	Aa1	3,000,000	3,579,180
MA State Wtr. Resource Auth. Rev. Bonds
Ser. B, 5.00%, 8/1/40	Aa1	1,500,000	1,791,945
(Green Bond), Ser. C, 5.00%, 8/1/40	Aa1	3,000,000	3,583,890
Ser. A-3, 0.03%, 8/1/37	VMIG 1	1,225,000	1,225,000
Milford, G.O. Bonds, AGM, 5.125%, 12/15/24 (Prerefunded 4/1/21)	Aa2	1,435,000	1,440,324
North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	3,956,475
U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5.00%, 11/1/39 (Prerefunded 11/1/22)	Aa2	2,500,000	2,701,425

			269,819,499
Nebraska (0.4%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	1,100,000	1,247,697

			1,247,697
Ohio (0.8%)
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	1,400,000	1,622,166
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	826,725

			2,448,891
Texas (0.7%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds, (TECO)
4.00%, 11/15/34	AA	700,000	790,580
4.00%, 11/15/32	AA	1,100,000	1,249,721

			2,040,301

Total municipal bonds and notes (cost $277,403,675)			$292,685,459

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	12,568,370	$12,568,370

Total short-term investments (cost $12,568,370)		$12,568,370
TOTAL INVESTMENTS

Total investments (cost $289,972,045)		$305,253,829

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$1,450,000	$54,561	$—	3/17/21	—	0.81% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$(54,561)
Morgan Stanley & Co. International PLC
3,700,000	58,275	—	5/4/21	—	0.35% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(58,275)
5,400,000	67,608	—	4/20/21	—	0.40% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(67,608)
1,350,000	109,372	—	4/20/21	—	1.50% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	109,372
925,000	68,685	—	5/4/21	—	1.55% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	68,685

Upfront premium received		—	Unrealized appreciation			178,057

Upfront premium (paid)		—	Unrealized (depreciation)			(180,444)

Total		$—			Total	$(2,387)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $306,937,724.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
	Short-term investments
	Putnam Short Term Investment Fund*	$2,917,085	$77,584,051	$67,932,766	$15,706	$12,568,370

	Total Short-term investments	$2,917,085	$77,584,051	$67,932,766	$15,706	$12,568,370
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $54,561 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.03%, 0.12% and 0.19%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.2%
	Health care	18.0
	Tax bonds	12.0
	State debt	11.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $54,561 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$292,685,459	$—
Short-term investments	—	12,568,370	—

Totals by level	$—	$305,253,829	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(2,387)	$—

Totals by level	$—	$(2,387)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$7,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com